Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Marketable Investment Securities and Restricted Cash and Cash Equivalents
Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities

4.              Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities

Our marketable investment securities, restricted cash and cash equivalents, and other investment securities consisted of the following:

	As of
	September 30,	December 31,
	2014	2013
	(In thousands)
Marketable investment securities:
Current marketable investment securities - VRDNs	$20,538	$105,854
Current marketable investment securities - other	3,728,301	4,011,472
Total current marketable investment securities	3,748,839	4,117,326
Restricted marketable investment securities (1)	74,194	63,902
Total marketable investment securities	3,823,033	4,181,228

Restricted cash and cash equivalents (1)	6,490	18,878

Other investment securities:
Investment in EchoStar preferred tracking stock - cost method (2)	228,795	—
Investment in HSSC preferred tracking stock - cost method (2)	87,409	—
Other investment securities - cost method (2)	13,546	5,396
Total marketable investment securities and restricted cash and cash equivalents	$4,159,273	$4,205,502

(1)     Restricted marketable investment securities and restricted cash and cash equivalents are included in “Restricted cash and marketable investment securities” on our Condensed Consolidated Balance Sheets.

(2)     Other investment securities are included in “Other noncurrent assets, net” on our Condensed Consolidated Balance Sheets.

Marketable Investment Securities

Our marketable investment securities portfolio consists of various debt and equity instruments, all of which are classified as available-for-sale, except as specified below.

Current Marketable Investment Securities - VRDNs

Variable rate demand notes (“VRDNs”) are long-term floating rate municipal bonds with embedded put options that allow the bondholder to sell the security at par plus accrued interest. All of the put options are secured by a pledged liquidity source. Our VRDN portfolio is comprised mainly of investments in municipalities, which are backed by financial institutions or other highly rated obligors that serve as the pledged liquidity source. While they are classified as marketable investment securities, the put option allows VRDNs to be liquidated generally on a same day or on a five business day settlement basis.

Current Marketable Investment Securities — Other

Our current marketable investment securities portfolio includes investments in various debt and equity instruments including corporate and government bonds.

Restricted Cash and Marketable Investment Securities

As of September 30, 2014 and December 31, 2013, our restricted marketable investment securities, together with our restricted cash, included amounts required as collateral for our letters of credit.

Other Investment Securities

We have strategic investments in certain debt and equity securities that are included in “Other noncurrent assets, net” on our Condensed Consolidated Balance Sheets and accounted for using the cost, equity and/or available-for-sale methods of accounting.

Our ability to realize value from our strategic investments in securities that are not publicly traded depends on the success of the issuers’ businesses and their ability to obtain sufficient capital, on acceptable terms or at all, and to execute their business plans.  Because private markets are not as liquid as public markets, there is also increased risk that we will not be able to sell these investments, or that when we desire to sell them we will not be able to obtain fair value for them.

Investment in Tracking Stock

To improve our position in the growing consumer satellite broadband market, among other reasons, on February 20, 2014, we entered into agreements with EchoStar to implement a transaction pursuant to which, among other things:  (i) on March 1, 2014, we transferred to EchoStar and Hughes Satellite Systems Corporation (“HSSC”), a subsidiary of EchoStar, five satellites (EchoStar I, EchoStar VII, EchoStar X, EchoStar XI and EchoStar XIV (collectively the “Transferred Satellites”), including related in-orbit incentive obligations and cash interest payments of approximately $59 million), and approximately $11 million in cash in exchange for an aggregate of 6,290,499 shares of a series of preferred tracking stock issued by EchoStar and an aggregate of 81.128 shares of a series of preferred tracking stock issued by HSSC (collectively, the “Tracking Stock”); and (ii) beginning on March 1, 2014, we lease back certain satellite capacity on the Transferred Satellites (collectively, the “Satellite and Tracking Stock Transaction”).  The Tracking Stock generally tracks the residential retail satellite broadband business of Hughes Network Systems, LLC (“HNS”), a wholly-owned subsidiary of HSSC, including without limitation the operations, assets and liabilities attributed to the Hughes residential retail satellite broadband business (collectively, the “Hughes Retail Group”).  The shares of the Tracking Stock issued to us represent an aggregate 80% economic interest in the Hughes Retail Group.

Since the Satellite and Tracking Stock Transaction is among entities under common control, we recorded the Tracking Stock at EchoStar and HSSC’s historical cost basis for these instruments of $229 million and $87 million, respectively.  The difference between the historical cost basis of the Tracking Stock received and the net carrying value of the Transferred Satellites of $356 million (including debt obligations, net of deferred taxes), plus the $11 million in cash, resulted in a $51 million capital transaction recorded in “Additional paid-in capital” on our Condensed Consolidated Balance Sheet.  Although our investment in the Tracking Stock represents an aggregate 80% economic interest in the Hughes Retail Group, we have no operational control or significant influence over the Hughes Retail Group business, and currently there is no public market for the Tracking Stock.  As such, the Tracking Stock is accounted for under the cost method of accounting.

On February 20, 2014, DISH Operating L.L.C. (“DOLLC”) and DISH Network L.L.C. (“DNLLC”), each indirect wholly-owned subsidiaries of us, entered into an Investor Rights Agreement with EchoStar and HSSC with respect to the Tracking Stock (the “Investor Rights Agreement”).  The Investor Rights Agreement provides, among other things, certain information and consultation rights for us; certain transfer restrictions on the Tracking Stock and certain rights and obligations to offer and sell under certain circumstances (including a prohibition on transfers of the Tracking Stock for one year, with continuing transfer restrictions (including a right of first offer in favor of EchoStar) thereafter, an obligation to sell the Tracking Stock to EchoStar in connection with a change of control of DISH Network and a right to require EchoStar to repurchase the Tracking Stock in connection with a change of control of EchoStar, in each case subject to certain terms and conditions); certain registration rights; certain obligations to provide conversion and exchange rights of the Tracking Stock under certain circumstances; and certain protective covenants afforded to holders of the Tracking Stock.  The Investor Rights Agreement generally will terminate with respect to our interest should we no longer hold any shares of the HSSC-issued Tracking Stock and any registrable securities under the Investor Rights Agreement.

Unrealized Gains (Losses) on Marketable Investment Securities

As of September 30, 2014 and December 31, 2013, we had accumulated net unrealized gains of $35 million and $15 million, respectively.  These amounts, net of related tax effect, were $25 million and $11 million, respectively.  All of these amounts are included in “Accumulated other comprehensive income (loss)” within “Total stockholder’s equity (deficit).”  The components of our available-for-sale investments are summarized in the table below.

	As of September 30, 2014				As of December 31, 2013
	Marketable				Marketable
	Investment	Unrealized			Investment	Unrealized
	Securities	Gains	Losses	Net	Securities	Gains	Losses	Net
	(In thousands)
Debt securities:
VRDNs	$20,538	$—	$—	$—	$105,854	$—	$—	$—
Other (including restricted)	3,759,837	6,767	(1,263)	5,504	4,048,851	5,447	(3,355)	2,092
Equity securities:
Other	42,658	29,421	—	29,421	26,523	13,286	—	13,286
Total	$3,823,033	$36,188	$(1,263)	$34,925	$4,181,228	$18,733	$(3,355)	$15,378

As of September 30, 2014, restricted and non-restricted marketable investment securities included debt securities of $2.487 billion with contractual maturities within one year, $1.270 billion with contractual maturities extending longer than one year through and including five years and $23 million with contractual maturities longer than ten years.  Actual maturities may differ from contractual maturities as a result of our ability to sell these securities prior to maturity.

Marketable Investment Securities in a Loss Position

The following table reflects the length of time that the individual securities, accounted for as available-for-sale, have been in an unrealized loss position, aggregated by investment category.  As of September 30, 2014, the unrealized losses on our investments in debt securities primarily represented investments in corporate bonds.  We have the ability to hold and do not intend to sell our investments in these debt securities before they recover or mature, and it is more likely than not that we will hold these investments until that time.  In addition, we are not aware of any specific factors indicating that the underlying issuers of these debt securities would not be able to pay interest as it becomes due or repay the principal at maturity.  Therefore, we believe that these changes in the estimated fair values of these marketable investment securities are related to temporary market fluctuations.

	As of
	September 30, 2014		December 31, 2013
	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss
	(In thousands)
Debt Securities:
Less than 12 months	$1,858,459	$(1,243)	$2,002,239	$(2,820)
12 months or more	168,734	(20)	38,043	(535)
Total	$2,027,193	$(1,263)	$2,040,282	$(3,355)

Fair Value Measurements

Our investments measured at fair value on a recurring basis were as follows:

	As of
	September 30, 2014				December 31, 2013
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(In thousands)
Cash Equivalents (including restricted)	$4,183,698	$67,535	$4,116,163	$—	$3,743,328	$275,277	$3,468,051	$—

Debt securities:
VRDNs	$20,538	$—	$20,538	$—	$105,854	$—	$105,854	$—
Other (including restricted)	3,759,837	—	3,759,837	—	4,048,851	—	4,048,851	—

Equity securities	42,658	42,658	—	—	26,523	26,523	—	—

Total	$3,823,033	$42,658	$3,780,375	$—	$4,181,228	$26,523	$4,154,705	$—

During the nine months ended September 30, 2014, we had no transfers in or out of Level 1 and Level 2 fair value measurements.

4.              Marketable Investment Securities and Restricted Cash and Cash Equivalents

Our marketable investment securities and restricted cash and cash equivalents consisted of the following:

	As of December 31,
	2013	2012
	(In thousands)
Marketable investment securities:
Current marketable investment securities - VRDNs	$105,854	$124,007
Current marketable investment securities - other	4,011,472	2,145,663
Total current marketable investment securities	4,117,326	2,269,670
Restricted marketable investment securities (1)	63,902	49,044
Total marketable investment securities	4,181,228	2,318,714

Restricted cash and cash equivalents (1)	18,878	72,617

Total marketable investment securities and restricted cash and cash equivalents	$4,200,106	$2,391,331

(1)         Restricted marketable investment securities and restricted cash and cash equivalents are included in “Restricted cash and marketable investment securities” on our Consolidated Balance Sheets.

Marketable Investment Securities

Our marketable investment securities portfolio consists of various debt and equity instruments, all of which are classified as available-for-sale.  See Note 2 for further discussion.

Current Marketable Investment Securities — VRDNs

Variable rate demand notes (“VRDNs”) are long-term floating rate municipal bonds with embedded put options that allow the bondholder to sell the security at par plus accrued interest.  All of the put options are secured by a pledged liquidity source.  Our VRDN portfolio is comprised mainly of investments in municipalities, which are backed by financial institutions or other highly rated obligors that serve as the pledged liquidity source.  While they are classified as marketable investment securities, the put option allows VRDNs to be liquidated generally on a same day or on a five business day settlement basis.

Current Marketable Investment Securities — Other

Our current marketable investment securities portfolio includes investments in various debt and equity instruments including corporate and government bonds.

Restricted Cash and Marketable Investment Securities

As of December 31, 2013 and 2012, our restricted marketable investment securities, together with our restricted cash, included amounts required as collateral for our letters of credit or surety bonds and for litigation.  During the first quarter 2013, we released $42 million of restricted cash related to litigation.  See Note 11 for further information.

Unrealized Gains (Losses) on Marketable Investment Securities

As of December 31, 2013 and 2012, we had accumulated net unrealized gains of $15 million and $7 million, respectively.  These amounts, net of related tax effect, were $11 million and $6 million, respectively.  All of these amounts are included in “Accumulated other comprehensive income (loss)” within “Total stockholder’s equity (deficit).”  The components of our available-for-sale investments are summarized in the table below.

	As of December 31,
	2013				2012
	Marketable				Marketable
	Investment	Unrealized			Investment	Unrealized
	Securities	Gains	Losses	Net	Securities	Gains	Losses	Net
	(In thousands)
Debt securities:
VRDNs	$105,854	$—	$—	$—	$124,007	$—	$—	$—
Other (including restricted)	4,048,851	5,447	(3,355)	2,092	2,181,064	7,335	(1,144)	6,191
Equity securities:
Other (1)	26,523	13,286	—	13,286	13,643	406	—	406
Total	$4,181,228	$18,733	$(3,355)	$15,378	$2,318,714	$7,741	$(1,144)	$6,597

(1)  In connection with certain commercial arrangements that we entered into during the third quarter 2012, among other things, we received shares of common stock from a single issuer for no cash consideration.

As of December 31, 2013, restricted and non-restricted marketable investment securities included debt securities of $3.819 billion with contractual maturities within one year, $314 million with contractual maturities extending longer than one year through and including five years, $1 million with contractual maturities extending longer than five years through and including ten years and $21 million with contractual maturities longer than ten years.  Actual maturities may differ from contractual maturities as a result of our ability to sell these securities prior to maturity.

Marketable Investment Securities in a Loss Position

The following table reflects the length of time that the individual securities, accounted for as available-for-sale, have been in an unrealized loss position, aggregated by investment category.  As of December 31, 2013 and 2012, the unrealized losses on our investments in debt securities primarily represented investments in corporate bonds.  We have the ability to hold and do not intend to sell our investments in these debt securities before they recover or mature, and it is more likely than not that we will hold these investments until that time.  In addition, we are not aware of any specific factors indicating that the underlying issuers of these debt securities would not be able to pay interest as it becomes due or repay the principal at maturity.  Therefore, we believe that these changes in the estimated fair values of these marketable investment securities are related to temporary market fluctuations.

	As of December 31,
	2013		2012
	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss
	(In thousands)
Debt Securities:
Less than 12 months	$2,002,239	$(2,820)	$724,739	$(865)
12 months or more	38,043	(535)	29,045	(279)
Total	$2,040,282	$(3,355)	$753,784	$(1,144)

Fair Value Measurements

Our investments measured at fair value on a recurring basis were as follows:

	As of December 31,
	2013				2012
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(In thousands)
Cash equivalents (including restricted)	$3,743,328	$275,277	$3,468,051	$—	$3,014,946	$59,386	$2,955,560	$—

Debt securities:
VRDNs	$105,854	$—	$105,854	$—	$124,007	$—	$124,007	$—
Other (including restricted)	4,048,851	—	4,048,851	—	2,181,064	—	2,181,064	—

Equity securities	26,523	26,523	—	—	13,643	13,643	—	—

Total	$4,181,228	$26,523	$4,154,705	$—	$2,318,714	$13,643	$2,305,071	$—

During the year ended December 31, 2013, we had no transfers in or out of Level 1 and Level 2 fair value measurements.